Schedule of expected future minimum lease payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Total	$ 12,436
Less than 1 year [member]
IfrsStatementLineItems [Line Items]
Total	10,827
1-3 years [member]
IfrsStatementLineItems [Line Items]
Total	1,580
4-5 years [member]
IfrsStatementLineItems [Line Items]
Total	29
More than 5 years [member]
IfrsStatementLineItems [Line Items]
Total
Services and manufacturing [member]
IfrsStatementLineItems [Line Items]
Total	10,641
Services and manufacturing [member] | Less than 1 year [member]
IfrsStatementLineItems [Line Items]
Total	9,250
Services and manufacturing [member] | 1-3 years [member]
IfrsStatementLineItems [Line Items]
Total	1,362
Services and manufacturing [member] | 4-5 years [member]
IfrsStatementLineItems [Line Items]
Total	29
Services and manufacturing [member] | More than 5 years [member]
IfrsStatementLineItems [Line Items]
Total
Research and development contract [member]
IfrsStatementLineItems [Line Items]
Total	1,795
Research and development contract [member] | Less than 1 year [member]
IfrsStatementLineItems [Line Items]
Total	1,577
Research and development contract [member] | 1-3 years [member]
IfrsStatementLineItems [Line Items]
Total	218
Research and development contract [member] | 4-5 years [member]
IfrsStatementLineItems [Line Items]
Total
Research and development contract [member] | More than 5 years [member]
IfrsStatementLineItems [Line Items]
Total